                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.   Name and Address of Issuer:

          Northstar Advantage High Yield Fund
          Two Pickwick Plaza
          Greenwich, Connecticut 06830

2.   Name of each Series or Class of Funds for which this Notice is Filed:

          Class A, Class B, Class C and Class T Shares

3.   Investment Company Act File Number: 811-5496
     Securities Act File Number: 33-20506

4.   Last Day of Fiscal Year for which this Notice is Filed:

          December 31, 1995

5. Check Box if this Notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

9.   Number and aggregate sale price of securities sold during the fiscal year:

           6,291,943                           $ 54,017,285

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           6,291,943                           $ 54,017,285

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

             911,408                           $  7,796,433

12.  Calculation of registration fee:

            (i) Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                         $  54,017,285
                                                               -------------

            (ii) Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11):                              +   7,796,433
                                                               -------------

            (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year:                -  22,895,030
                                                               -------------

            (iv) Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant
            to rule 24e-2:                                    +           0
                                                               -------------

            (v) Net aggregate price of securities sold and
            issued during the fiscal year in reliance
            on rule 24f-2 [line (i), plus line (ii),
            less line (iii), plus line (iv)]:                     38,918,688
                                                               -------------

            (vi) Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation:                  DIVIDED BY   2900
                                                           -----------------

            (vii)  Fee due [line (i) or line (v)
            multiplied by line (vi)]:                      $       13,420.24
                                                           -----------------
                                                           -----------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.

                                        /X/

     Date of mailing or WIRE TRANSFER of filing fees to the Commission's lockbox depository: February 15, 1996


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the date indicated.

     By: /s/ Lisa M. Hurley             Date: February 15, 1996
        --------------------            ----------------------------
            Signature

         Lisa M. Hurley, Vice President
     ----------------------------------
            Name and Title